Income tax incurred and deferred: (Details 7) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Undistributed utilities	$ 3,089,012
Tax rate	30.00%	30.00%	30.00%	30.00%
Deferred income tax liabilities unrecognized with the previous temporary differences	$ 926,704